Accrued Expenses and Other Payables (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Payables and Accruals [Abstract]
Accrued bonus	$ 0	$ 0	$ 828,678
Accrued commission	112,696	14,371	222,126
Accrued employee benefits	12,000	1,530	0
Accrued legal and professional fee	2,462,243	313,982	3,768,987
Accrued network and data services	56,218	7,169	71,839
Accrued others	241,693	30,820	105,709
Total accrued expenses and other payables	$ 2,884,850	$ 367,872	$ 4,997,339